Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Unrealized income (loss), tax	$ 13	$ 0	$ 9
Reclassification to net earnings (loss), tax	$ 5	$ 6	$ 5